-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:      028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

/s/ Eric Salzman                  New York, NY              Febraury 6, 2009
-------------------------      ------------------        ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                       ------------------

Form 13F Information Table Entry Total:                                18
                                                       ------------------

Form 13F Information Table Value Total:                           $23,546
                                                       ------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ---------                  --------------------------

         NONE


                                                          RNK Capital LLC
                                                     Form 13F Information Table
                                                  Quarter ended December 31, 2008

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                             Title of       Cusip      (in      Principal SH/ Put/       Shared  Shared Other
Issuer                        Class         Number  thousands)    Amount  PRN Call Sole  Defined Other  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STS WTR CO            COM        029899101    $1,154    35,000   SH       Sole                         35,000
------------------------------------------------------------------------------------------------------------------------------------
BADGER METER INC               COM        056525108    $479      16,500   SH       Sole                         16,500
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED WATER CO INC      ORD        G23773107    $186      14,900   SH       Sole                         14,900
------------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                   SHS        Y2109Q101    $3,536   331,700   SH  CALL Sole                        331,700
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP                 COM        34354P105    $1,545    30,000   SH       Sole                         30,000
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW                 COM        343412102    $2,019    45,000   SH  CALL Sole                         45,000
------------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE & DOCK
CORP                           COM        390607109    $1,557   375,100   SH       Sole                        375,100
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP NEW                   COM        450911102    $1,840    40,000   SH       Sole                         40,000
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                      COM        465741106    $797      12,500   SH       Sole                         12,500
------------------------------------------------------------------------------------------------------------------------------------
LAYNE CHRISTENSEN COMPANY      COM        521050104    $720      30,000   SH       Sole                         30,000
------------------------------------------------------------------------------------------------------------------------------------
LINDSAY CORP                   COM        535555106    $1,431    45,000   SH       Sole                         45,000
------------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC          COM SER A  624758108    $348      41,400   SH       Sole                         41,400
------------------------------------------------------------------------------------------------------------------------------------
                               WATER
POWERSHARES ETF TRUST          RESOURCE   73935X575    $265      18,441   SH       Sole                         18,441
------------------------------------------------------------------------------------------------------------------------------------
ROBBINS & MYERS, INC           COM        770196103    $1,224    75,700   SH       Sole                         75,700
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC                 COM        820280105    $1,857    90,700   SH       Sole                         90,700
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST WTR CO               COM        845331107    $1,668   518,139   SH       Sole                        518,139
------------------------------------------------------------------------------------------------------------------------------------
TETRA TECH INC (NEW)           COM        88162G103    $1,208    50,000   SH       Sole                         50,000
------------------------------------------------------------------------------------------------------------------------------------
URS CORP NEW                   COM        903236107    $1,712    42,000   SH       Sole                         42,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $23,546
(in thousands)
